Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Foreign currency translation differences on foreign operations, before tax	$ (72,919)	$ (1,915)	$ 48,618
Net change in fair value of available-for- sale financial assets, before tax		2,280	(809)
Equity instruments at FVOCI - net change in fair value, before tax	(508)
Remeasurement of defined benefit (asset) liability, before tax	(585)	(422)	(266)
Total	(74,012)	(57)	47,543
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Net change in fair value of available-for- sale financial assets, tax (expense) benefit	0	0	0
Equity instruments at FVOCI - net change in fair value, tax (expense) benefit	0	0	0
Remeasurement of defined benefit (asset) liability, tax (expense) benefit	0	0	0
Total	0	0	0
Foreign currency translation differences on foreign operations, net of tax	(72,919)	(1,915)	48,618
Net change in fair value of available-for- sale financial assets, net of tax		2,280	(809)
Equity instruments at FVOCI - net change in fair value, net of tax	(508)
Remeasurement of defined benefit (asset) liability	(585)	(422)	(266)
Other comprehensive income (loss) for the year, net of tax	$ (74,012)	$ (57)	$ 47,543